PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
The company’s PP&E relates to the operating segments as shown below:

	Renewable Power and Transition (a)		Infrastructure (b)		Real Estate (c)		Private Equity and Other (d)		Total
AS AT DEC. 31 (MILLIONS)	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Costs	$34,483	$30,588	$39,440	$39,769	$15,367	$11,568	$23,024	$21,083	$112,314	$103,008
Accumulated fair value changes	30,726	28,138	3,251	3,077	1,794	881	(841)	(1,022)	34,930	31,074
Accumulated depreciation	(9,966)	(8,409)	(5,398)	(4,191)	(1,799)	(1,481)	(5,813)	(4,512)	(22,976)	(18,593)
Total[1]	$55,243	$50,317	$37,293	$38,655	$15,362	$10,968	$16,370	$15,549	$124,268	$115,489
1.As at December 31, 2022, the total includes $5.6 billion (2021 – $5.8 billion) of PP&E leased to third parties as operating leases. Our ROU PP&E assets include $435 million (2021 – $415 million) in our Renewable Power and Transition segment, $3.5 billion (2021 – $4.0 billion) in our Infrastructure segment, $1.0 billion (2021 – $986 million) in our Real Estate segment, and $1.7 billion (2021 – $1.6 billion) in our Private Equity and other segments, totaling $6.6 billion (2021 – $7.0 billion) of ROU assets.